Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue by service offering consisted of the following:

(In thousands)	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Services	$14,773	$22,911
Licenses and subscriptions	9,145	12,803
Products	7,964	8,984

Total revenue	$31,882	$44,698

Revenue by geography consisted of the following:

(In thousands)	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Americas	$20,126	$29,352
Europe	7,800	10,800
Asia	3,956	4,546

Total revenue	$31,882	$44,698

Revenues by the Company’s service offerings consisted of the following:

Fiscal Year Ended December 31 2020
Subscriptions and Licenses	$3,303,636
Professional IT Services	700,109
Medical Services	964,169
Product Revenues	428,153

$5,396,067

Revenues by geography consisted of the following:

Americas	$5,036,463
Europe	359,604

$5,396,067

Schedule of Change in Contract Assets and Contract Liabilities
The change in contract assets was as follows:

(In thousands)	Six Months Ended June 30, 2021
Unbilled receivables, beginning of period	$3,536
Reclassifications to billed receivables	(1,192)
Revenues recognized in excess of period billings	9,783

Unbilled receivables, end of period	$12,127

The change in contract liabilities, consisting of deferred revenue, was as follows:

(In thousands)	Six Months Ended June 30, 2021
Deferred revenue, beginning of period	$397
Revenues recognized from balances held at the beginning of the period	(397)
Revenue deferred from period collections on unfulfilled performance obligations	6,572

Deferred revenue, end of period	$6,572

The change in contract assets was as follows:

Contract Assets
December 31, 2020
Contract asset, beginning of period	$—
Contract assets acquired in business combination	65,692
Reclassifications to billed receivables	(51,965)
Revenues recognized in excess of period billings	424,494

Ending Balance	$438,221

The approximate change in unearned revenue was as follows:

Deferred Revenue
December 31, 2020
Beginning Balance, January 1, 2020	$—
Revenues recognized from balances held at the beginning of the period	—
Fair value of deferred revenues from business combination	700,000
Revenues deferred from period collections on unfulfilled performance obligations	(303,000)

Ending Balance	$397,000

Schedule of Remaining Performance Obligations
Remaining performance obligations consisted of the following at June 30, 2021:

(In thousands)	Total	Remaining 2021	2022 - 2024
Subscriptions	$10,411	2,607	7,804
Licenses	—	—	—
SaaS and hosting	147	98	49
Program management and services	—	—	—

	$10,558	2,705	7,853

Remaining performance obligations consisted of the following:

Remaining Performance Obligations	Total	Current	Future
Subscriptions	$1,016,887	782,512	234,375
Licenses	8,639,166	2,580,000	6,059,166
SaaS and Hosting	48,750	48,750	—
Program Management and Services	1,331,192	1,331,192	—

	$11,035,995	4,742,454	6,293,541